Income Taxes (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax benefit at statutory rate	$ (605,770)	$ (294,826)	$ (1,710,626)	$ (2,328,620)
Net operating loss carryforwards (NOLs)	273,067	172,225	1,483,725	1,760,600
Foreign investment losses	116,500	11,100	140,000	35,800
Stock-based compensation expense	65,700	57,919	298,819	594,800
Amortization expense	(12,800)	(1,700)	(40,100)	(11,200)
Accrued R&D expense			(168,000)
Accrued payroll	107,600		(6,500)
Others	58,936	70,444	6,805	(42,861)
Tax expense at effective tax rate	$ 3,233	$ 4,062	$ 4,123	$ 8,519